Investments in U.S. Treasury Bills available-for-sale (Tables)	12 Months Ended
Jun. 30, 2024
Investments In U.s. Treasury Bills Available-for-sale
Schedule of U.S. treasury bills held

	Amortized Cost Basis	Gross Unrealized Gain	Gross Unrealized loss	Fair Value	Total Accumulated Other Comprehensive Income
U.S. Treasury Bills due in 3 - 6 months	$14,301,136	$176,591	$—	$14,477,726	$176,591